Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

21. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions and Benefits and Protection. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

We are now reporting results for our Retirement and Income Solutions segment in total and not separated into Fee and Spread components, as previously reported. Additionally, in 2023 we updated the name of our U.S. Insurance Solutions segment to Benefits and Protection and will continue to report the results of Specialty Benefits and Life Insurance within this segment. These changes did not have an impact on our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals. The segment includes workplace savings and retirement solutions, banking, trust and custodial services, individual variable annuities, pension risk transfer, investment only and our exited retail fixed annuities business.

The Benefits and Protection (formerly known as U.S. Insurance Solutions) segment focuses on solutions primarily for small-to-mid sized businesses and their employees. The segment is organized into Specialty Benefits, which provides group dental, group life insurance, group disability insurance (including short-term disability, long-term disability and paid family and medical leave), supplemental health products (including vision, critical illness, accident and hospital indemnity) and individual disability insurance; and Life Insurance, which provides life insurance, with a focus on the business market customer, including universal life and, variable universal life (including indexed universal life) and traditional life insurance (including term life insurance). All remaining customers are part of the legacy life block of business, including universal and variable universal life insurance (including indexed universal life), traditional life insurance (including participating whole life, adjustable life products and term life insurance) and our exited ULSG business.

Our Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to the segments, inter-segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax income (loss) from exited business, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

The pre-tax net realized capital gains (losses), as adjusted, excluded from pre-tax operating earnings reflects consolidated U.S. GAAP pre-tax net realized capital gains (losses) excluding the following items that are included in pre-tax operating earnings:

●	Periodic settlements and accruals on derivative instruments not designated as hedging instruments,
●	Certain market value adjustments of derivatives and embedded derivatives and
●	Certain market value adjustments of derivative instruments used to economically hedge embedded derivatives.

Pre-tax income (loss) from exited business includes amounts associated with our exited U.S. retail fixed annuity and ULSG businesses, including the change in fair value of the funds withheld embedded derivative, net realized capital gains (losses) on funds withheld assets, strategic review costs and impacts, amortization of reinsurance gain (loss) and other impacts of reinsured business. The strategic review costs and impacts primarily include actuarial balance re-cohorting impacts resulting from the Strategic Review and costs to close the Talcott Reinsurance Transaction. Other impacts of reinsured business primarily include DAC amortization.

Pre-tax net realized capital gains (losses), as adjusted, are further adjusted for:

●	Amortization of hedge accounting book value adjustments for certain discontinued hedges,
●	Certain hedge accounting market value revenue adjustments,
●	Certain market value adjustments to fee revenues,
●	Certain variable annuity fees,
●	The change in fair value of the funds withheld embedded derivative and net realized capital gains (losses) on funds withheld assets associated with the PFS Bermuda Reinsurance Transaction,
●	Market value adjustments of market risk benefits,
●	Related changes in the amortization pattern of actuarial balances,
●	Certain hedge accounting market value expense adjustments and
●	Net realized capital gains (losses) distributed.

Segment operating revenues reflect consolidated U.S. GAAP total revenues excluding:

●	Net realized capital gains (losses), except periodic settlements and accruals on derivatives not designated as hedging instruments and certain market value adjustments of derivative instruments used to economically hedge embedded derivatives, and their impact on:
●	Amortization of hedge accounting book value adjustments for certain discontinued hedges,
●	Certain hedge accounting market value revenue adjustments,
●	Certain variable annuity fees and
●	Certain market value adjustments to fee revenues.
●	The change in fair value of the funds withheld embedded derivative and net realized capital gains (losses) on funds withheld assets associated with the PFS Bermuda Reinsurance Transaction.
●	Pre-tax revenues from exited business,
●	Pre-tax other adjustments and income taxes of equity method investments and
●	Pre-tax other adjustments management believes are not indicative of overall operating trends.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of: (1) OPEB cost allocations, (2) certain expenses deemed to benefit the entire organization and (3) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service components of other postretirement benefit costs as assumptions are established and funding decisions are managed from a company-wide perspective. Additionally, the Corporate segment reflects expenses that benefit the entire organization for which the segments are not able to influence the spend. This includes expenses such as acquisition and disposition costs, among others. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions PFG took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2023	December 31, 2022

	(in millions)
Assets:
Retirement and Income Solutions	$215,894.6	$201,454.3
Benefits and Protection	42,889.7	39,301.9
Corporate	985.8	846.7
Total consolidated assets	$259,770.1	$241,602.9

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions(1)	$7,194.7	$5,881.4	$6,248.5
Benefits and Protection:
Specialty Benefits	3,226.1	2,981.6	2,706.8
Life Insurance	1,265.1	1,313.8	2,072.8
Eliminations	(0.8)	(0.2)	(0.2)
Total Benefits and Protection	4,490.4	4,295.2	4,779.4
Corporate	120.3	60.7	67.5
Total segment operating revenues	11,805.4	10,237.3	11,095.4
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Revenues from exited business (2)	(927.5)	4,414.8	—
Market risk benefit derivative settlements	(45.9)	(35.0)	(32.5)
Total revenues per consolidated statements of operations	$10,567.3	$14,770.3	$11,168.0

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,062.1	$1,028.6	$1,123.8
Benefits and Protection	523.4	565.3	357.7
Corporate	6.6	(117.0)	(40.8)
Total segment pre-tax operating earnings	1,592.1	1,476.9	1,440.7
Pre-tax net realized capital gains (losses), as adjusted (3)	(334.7)	(50.4)	47.7
Pre-tax income (loss) from exited business (4)	(1,127.8)	4,296.8	—
Adjustments related to equity method investments and noncontrolling interest	19.6	62.2	24.3
Income before income taxes per consolidated statements of operations	$149.2	$5,785.5	$1,512.7
(1)	Reflects inter-segment revenues of $65.9 million, $27.2 million and $18.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(2)	Revenues from exited business is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Amortization of reinsurance gain	5.9	12.6	—
Other impacts of reinsured business	(12.7)	—	—
Total revenues from exited business	$(927.5)	$4,414.8	$—
(3)	Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1
Derivative and hedging-related revenue adjustments	59.6	(6.7)	(86.9)
Market value adjustments to fee revenues	1.3	0.7	(0.6)
Certain variable annuity fees	73.3	75.9	80.5
Change in fair value of funds withheld embedded derivative and net realized capital losses on funds withheld assets	(244.2)	—	—
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Amortization of deferred acquisition costs and other actuarial balances	(0.1)	(0.1)	9.7
Capital (gains) losses distributed	2.5	0.5	(0.5)
Derivative and hedging-related expense adjustments	1.8	—	—
Market value adjustments of market risk benefits	(75.9)	(163.1)	(52.7)
Market value adjustments of embedded derivatives	1.7	(40.9)	(13.9)
Pre-tax net realized capital gains (losses), as adjusted (a)	$(334.7)	$(50.4)	$47.7
(a)	As adjusted before noncontrolling interest capital gains (losses).
(4)	Pre-tax income (loss) from exited business included:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Strategic review costs and impacts	—	74.4	—
Amortization of reinsurance loss	(68.7)	(56.7)	—
Other impacts of reinsured business	(138.4)	(123.1)	—
Total pre-tax income (loss) from exited business	$(1,127.8)	$4,296.8	$—

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$134.2	$111.2	$135.0
Benefits and Protection	95.0	108.7	68.6
Corporate	(13.3)	(8.1)	(14.4)
Total segment income taxes from operating earnings	215.9	211.8	189.2
Tax benefit related to net realized capital losses, as adjusted	(66.5)	(13.7)	7.4
Tax expense (benefit) related to exited business (1)	(236.8)	907.9	—
Total income taxes (benefits) per consolidated statements of operations	$(87.4)	$1,106.0	$196.6
(1)	Income tax expense (benefit) related to exited business is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Income tax expense (benefit) related to exited business:
Change in fair value of funds withheld embedded derivative	$(228.0)	$767.1	$—
Net realized capital gains on funds withheld assets	34.7	157.4	—
Strategic review costs and impacts	—	21.2	—
Amortization of reinsurance loss	(14.4)	(11.9)	—
Other impacts of reinsured business	(29.1)	(25.9)	—
Total income tax expense (benefit) related to exited business	$(236.8)	$907.9	$—

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$57.2	$58.0	$53.0
Benefits and Protection	19.2	18.9	19.3
Corporate	5.0	5.3	9.8
Total segment depreciation and amortization expense included in pre-tax operating earnings	81.4	82.2	82.1
Depreciation and amortization expense related to exited business	—	26.9	—
Total depreciation and amortization expense included in our consolidated statements of operations	$81.4	$109.1	$82.1